Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	€ 740,870	€ 732,458	€ 894,325
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,742,257	1,751,971	1,838,363
Change in deferred taxes, net	(72,672)	(122,149)	(41,471)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	(12,168)	(12,902)	(99,268)
Income from equity method investees	(134,875)	(121,785)	(66,559)
Interest expense, net	335,469	336,423	292,476
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(197,918)	(125,593)	(76,658)
Inventories	107,897	(13,140)	(204,307)
Other current and non-current assets	(227,970)	145,697	154,031
Accounts receivable from related parties	124,441	(26,251)	29,976
Accounts payable to related parties	(46,200)	(10,905)	(8,726)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	201,789	119,384	(348,063)
Income tax liabilities	482,274	472,084	325,680
Received dividends from investments in equity method investees	100,663	219,953	95,213
Paid interest	(381,226)	(394,535)	(350,681)
Received interest	68,099	88,217	67,663
Paid income taxes	(444,586)	(410,126)	(334,615)
Net cash provided by (used in) operating activities	2,386,144	2,628,801	2,167,379
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(699,358)	(684,596)	(723,988)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(23,066)	(35,202)	(59,133)
Investments in debt securities	(81,501)	(102,363)	(105,641)
Proceeds from sale of property, plant and equipment	14,103	16,138	36,205
Proceeds from divestitures, net of cash disposed	629,749	172,201	60,161
Proceeds from sale of debt securities	75,134	89,595	57,671
Net cash provided by (used in) investing activities	(84,939)	(544,227)	(734,725)
Financing activities
Proceeds from short-term debt from unrelated parties	84,812	55,133	633,094
Repayments of short-term debt from unrelated parties	(540,499)	(230,771)	(1,144,751)
Proceeds from short-term debt from related parties		10,204	84,000
Repayments of short-term debt from related parties		(14,204)	(157,500)
Proceeds from long-term debt	61,513	417,877	986,922
Repayments of long-term debt	(834,462)	(700,663)	(744,620)
Repayments of lease liabilities from unrelated parties	(651,686)	(702,212)	(752,884)
Repayments of lease liabilities from related parties	(24,827)	(25,157)	(22,268)
Increase (decrease) of accounts receivable facility	(23,096)	(69,363)	94,962
Proceeds from exercise of stock options			20,153
Dividends paid	(349,162)	(328,623)	(395,556)
Distributions to noncontrolling interests	(313,691)	(313,365)	(307,417)
Contributions from noncontrolling interests	21,798	42,615	88,505
Net cash provided by (used in) financing activities	(2,569,300)	(1,858,529)	(1,617,360)
Effect of exchange rate changes on cash and cash equivalents	26,198	(72,607)	(23,162)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(241,897)	153,438	(207,868)
Cash and cash equivalents at beginning of period	1,427,225	1,273,787	1,481,655
Cash and cash equivalents at end of period	1,185,328	1,427,225	€ 1,273,787
Thereof: cash and cash equivalents within the disposal groups	€ 5,141	€ 23,733